Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax [abstract]
Schedule of major components of income tax expense
The major components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are:

Profit or loss	2019	2018	2017
	€	€	€
Current income tax	20,880	33,491	23,007
Deferred tax	304	(14,536)	(5,276)

Income tax expense reported in the consolidated statement of profit or loss	21,184	18,955	17,731

Schedule of tax related components of other comprehensive income
Other comprehensive income	2019	2018	2017
	€	€	€
Deferred tax related to items recognized in OCI during the year:
Net gain/(loss) on revaluation of cash flow hedges	537	(826)	(361)
Net (loss)/gain from remeasurement on defined benefit plans	(302)	156	53

Deferred tax charged to OCI	235	(670)	(308)

Statement of reconciliation of accounting profit multiplied by applicable tax rates explanatory
Reconciliation of tax expense and the accounting profit multiplied by Switzerland’s domestic tax rate 14.35% for 2019, 14.60% for 2018 and 2017:

	2019	2018	2017
	€	€	€
(Loss)/profit before tax	(252,652)	72,967	96,523

Tax at the statutory tax rate	(36,256)	10,653	14,092
Adjustments in respect of current tax of previous years	(4,958)	(212)	(714)
Effect on opening deferred tax of changes in rates *	173	158	(7,803)
Utilization of previously unrecognized tax losses	(2,336)	(3,872)	(630)
Income not subject to tax	(3,469)	(2,611)	(313)
Non-deductible expenses for tax purposes	7,566	5,524	6,003
Goodwill Impairment	36,496	—	—
Tax losses not recognized of the year	16,414	1,757	213
Effect of different local tax rates	6,399	6,541	7,003
Others	1,155	1,017	(120)

Income tax expense reported in the consolidated statement of profit or loss	21,184	18,955	17,731

*
The effect on opening deferred tax of changes in rates is mainly due to the tax rate of certain subsidiaries changes as a result of the tax reforms in the certain tax jurisdictions, and the blended apportionment and different tax rates in the certain tax jurisdictions.

Summary of deferred tax assets and liabilities
Deferred tax relates to the following:

	Consolidated statement of financial position		Consolidated statement of profit or loss
	As at December 31, 2019	As at December 31, 2018	2019	2018	2017
	€	€	€	€	€
Recognized gross deferred income tax assets:
Losses available for offsetting against future taxable profits	29,462	25,240	3,648	(1,524)	(8,773)
Other temporary differences	28,302	30,118	(402)	15,047	4,426

	57,764	55,358	3,246	13,523	(4,347)

Recognized gross deferred income tax liabilities:
Fair value adjustment arising from business combinations	78,748	77,766	(216)	(1,623)	(14,440)
Other temporary differences	55,155	35,971	3,766	610	4,817

	133,903	113,737	3,550	(1,013)	(9,623)

Disclosure of detailed information about deferred tax assets and liabilities
Net deferred tax:

	2019	2018
	€	€
Net deferred tax assets recognized in the consolidated statement of financial position	23,063	24,562
Net deferred tax liabilities recognized in the consolidated statement of financial position	99,202	82,941

Net deferred tax	(76,139)	(58,379)

Reconciliation of deferred tax, net:

	2019	2018
	€	€
As at January 1	(58,379)	(68,418)
Tax credit/(expense) during the year recognized in profit or loss	(304)	14,126
Tax credit during the year recognized in OCI	(235)	(843)
Deferred taxes acquired in business combinations	(15,445)	(22)
Exchange differences	(1,630)	(2,855)
Reclassification as held for sale	(146)	—
Adoption of IFRS 15/16	—	(367)

As at December 31	(76,139)	(58,379)